Post-employment benefits for employees (Details 7) - Pension plans - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 21,622	$ 18,868	$ 19,934
Shares held by defined benefit plan	2.3	2.3
Value of shares held by defined benefit plan	$ 300	$ 200
Weighted average duration of defined benefit obligation years	11 years 7 months 6 days	12 years
Equity securities
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 5,771	$ 5,052
Debt securities
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	6,885	6,309
Real estate
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,284	3,775
Alternative investments
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	3,681	3,167
Cash and other investments
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 1,001	$ 565